SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2025
Class of Stock [Line Items]
Schedule of stock option activity
	Year ended December 31
	2025		2024		2023
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
Outstanding at Beginning of year	40,838	$70.21	41,109	$70.20	40,552	$71.6
Granted	535,319	$2.00	-	$-	1,100	$20.6
Exercised	(505,773)	$2.00	(-)	$-	(13)	$20.0
Canceled and forfeited	(38,629)	$66.66	(271)	$62.88	(530)	$83.4
Outstanding at end of year	31,755	$11.06	40,838	$70.21	41,109	$70.2
Exercisable at end of year	30,482	$11.28	30,579	$72.38	20,849	$76.0

Schedule of non-vested option activity
	Year ended December 31
	2025		2024		2023
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
Outstanding at Beginning of year	10,259	$63.73	20,260	$64.07	29,873	$70.2
Granted	535,319	$2.00	-	$-	1,100	$24.6
Vested	(544,037)	$2.00	(9,822)	$64.91	(10,249)	$69.2
Canceled and forfeited	(268)	$65.00	(179)	$37.75	(464)	$73.6
Non-vested as of December 31, 2025	1,273	$54.73	10,259	$63.73	20,260	$64.07

Schedule of allocation of the stock-based compensation
	Year ended December 31,
	2025	2024	2023
Cost of revenues	$8	$4	$13
Research and development expenses	439	133	95
Selling and marketing expenses	(19)	9	7
General and administrative expenses	426	175	128
Other expenses, net	-	81	-
	$854	$402	$243

Schedule of options outstanding and exercisable
Exercise price $	Number of options outstanding	Weighted average remaining contractual life (years)	Aggregate intrinsic value	Number of options exercisable
$2.0	29,546	3.75	$208,299	28,380
$20.0	299	3.06	$-	299
$24.6	620	5.08	$-	513
$150.0	980	3.14	$-	980
$400.0	310	3.01	$-	310
	31,755		$208,299	30,482

Schedule of range of exercise prices and expiration date for warrants outstanding
Exercise Price	Number of warrants Outstanding	Exercisable until
$150	375	2026
341.4	11,850	2027
$13.5	698,324	2029
	710,549

Warrants [Member]
Class of Stock [Line Items]
Schedule of warrants liability
	Year ended December 31
	2025		2024		2023
	Number of warrants	Weighted average exercise price	Number of warrants	Weighted average exercise price	Number of warrants	Weighted average exercise price
Outstanding at Beginning of year	943,450	$13.1	487,642	$18.2	45,393	201.2
Issued	698,324	$13.5	455,808	$7.6	475,291	10.0
Exercised	931,099	$8.85	-	$-	32,743	64.0
Expired /forfeited	125	$374	-	$-	-	-
Outstanding at end of year	710,549	$19.04	943,450	$13.1	487,642	18.2

Option Plan [Member]
Class of Stock [Line Items]
Schedule of stock option awards of grant Black-Scholes option
	Year ended December 31,
	2025	2024	2023
Weighted Average Risk-free interest rate	4.25%	3.84%	2.84%
Dividend yield	-	0%	0%
Weighted Average Volatility factor	104%	91%	74%
Weighted Average Expected life of the options	0.50	4.53	6.64